Document And Entity Information	12 Months Ended
Nov. 30, 2016 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Intellipharmaceutics International Inc.
Trading Symbol	ipci
Document Type	6-K
Current Fiscal Year End Date	--11-30
Entity Common Stock, Shares Outstanding	29,789,992
Amendment Flag	false
Entity Central Index Key	0001474835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Nov. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY